                       METLIFE VARIABLE LIFE ACCUMULATOR
   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES -MAY 1, 2006 PROSPECTUS
                                  SUPPLEMENT
                           ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT - METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE
                                      OR
METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT - METLIFE OF CT FUND UL II FOR
                            VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)                       Met/AIM Small Cap Growth Portfolio -- Class A/+/
 American Funds Global Growth Fund                              MFS(R) Value Portfolio -- Class A/+/
 American Funds Growth Fund                                     Neuberger Berman Real Estate Portfolio -- Class A/+/
 American Funds Growth-Income Fund                              Pioneer Fund Portfolio -- Class A/+/
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)               Pioneer Strategic Income Portfolio -- Class A/+/
 Dreyfus Variable Investment Fund Appreciation Portfolio       METROPOLITAN SERIES FUND, INC.
 Dreyfus Variable Investment Fund Developing Leaders            BlackRock Aggressive Growth Portfolio -- Class D/+/
   Portfolio/+/
DWS INVESTMENTS VIT FUNDS (CLASS A)/+/                          BlackRock Money Market Portfolio -- Class A/+/
 DWS Small Cap Index VIP /+/                                    FI Large Cap Portfolio -- Class A/+/
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS     FI Value Leaders Portfolio -- Class D/+/
  2)
 Templeton Developing Markets Securities Fund                   MetLife Conservative Allocation Portfolio -- Class B/+/
 Templeton Foreign Securities Fund                              MetLife Conservative to Moderate Allocation Portfolio --
                                                                  Class B/+/
GOLDMAN SACHS VARIABLE INSURANCE TRUST                          MetLife Moderate Allocation Portfolio -- Class B
 Goldman Sachs Capital Growth Fund                              MetLife Moderate to Aggressive Allocation Portfolio --
                                                                  Class B/+/
JANUS ASPEN SERIES -- (Service Shares)                          MetLife Aggressive Allocation Portfolio -- Class B/+/
 Mid Cap Growth Portfolio                                       MFS Total Return Portfolio -- Class F/+/
LAZARD RETIREMENT SERIES, INC.                                  T. Rowe Price Large Cap Growth Portfolio -- Class B/+/
 Lazard Retirement Small Cap Portfolio                          Western Asset Management U.S. Government Portfolio --
                                                                  Class A/+/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II/+/                  PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
 Legg Mason Partners Variable Equity Index Portfolio -- Class   Real Return Portfolio
   I/+/
 Legg Mason Partners Variable Fundamental Value Portfolio/+/    Total Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC./+/           PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
 Legg Mason Partners Variable Aggressive Growth Portfolio/+/    Pioneer Mid Cap Value VCT Portfolio
 Legg Mason Partners Variable High Income Portfolio/+/         PUTNAM VARIABLE TRUST (CLASS IB)
 Legg Mason Partners Variable Large Cap Growth Portfolio/+/     Putnam VT Small Cap Value Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV/+/                  THE MERGER FUND VL
 Legg Mason Partners Variable Multiple Discipline Portfolio --  The Merger Fund VL
   All Cap Growth and Value/+/
 Legg Mason Partners Variable Multiple Discipline Portfolio -  VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Balanced All Cap Growth and Value/+/                         Comstock Portfolio
MET INVESTORS SERIES TRUST                                     VANGUARD VARIABLE INSURANCE FUND
 Janus Capital Appreciation Portfolio -- Class A/+/             Mid-Cap Index Portfolio
 Legg Mason Partners Managed Assets Portfolio -- Class A/+/     Total Stock Market Index Portfolio
 Lord Abbett Bond Debenture Portfolio -- Class A/+/            VARIABLE INSURANCE PRODUCTS FUND
 Lord Abbett Growth and Income Portfolio -- Class B/+/          VIP Contrafund(R) Portfolio -- Service Class
 Met/AIM Capital Appreciation Portfolio -- Class A/+/           VIP Mid Cap Portfolio -- Service Class 2

--------
/+/ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "Additional Information Regarding the Funds" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A POLICY ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this supplement. To request a copy, write to us at One Cityplace, 185 Asylum Street 3CP, Hartford, Connecticut 06199-0019, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

                                   THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. There percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

                                                    INVESTMENT                            INVESTMENT
                FUND                                 OBJECTIVE                        ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -----------------------------------
Dreyfus Stock Index Fund -- Initial    Seeks to match the total return of     The Dreyfus Corporation Subadviser:
  Shares/+/                            the S&P 500 Index.                     Mellon Equity Associates
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth Fund    Seeks capital appreciation through     Capital Research and Management
   -- Class 2                          stocks.                                Company
  American Funds Growth Fund -- Class  Seeks capital appreciation through     Capital Research and Management
   2                                   stocks.                                Company
  American Funds Growth-Income Fund    Seeks both capital appreciation and    Capital Research and Management
   -- Class 2                          income.                                Company
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging         Seeks long-term growth of capital.     Credit Suisse Asset Management, LLC
   Markets Portfolio/+/                                                       Subadviser: Credit Suisse Asset
                                                                              Management Limited (U.K.),
                                                                              (Australia)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund     Seeks long-term capital growth         The Dreyfus Corporation Subadviser:
   Appreciation Portfolio -- Initial   consistent with the preservation of    Fayez Sarofim & Co.
   Shares                              capital, with growth of current
                                       income is a secondary objective.


  Dreyfus Variable Investment Fund     Seeks capital growth.                  The Dreyfus Corporation
   Developing Leaders Portfolio --
   Initial Shares
DWS INVESTMENTS VIT FUNDS
  DWS Small Cap Index VIP -- Class A   Seeks to replicate, as closely as      Deutsche Asset Management Inc.
                                       possible, before expenses, the         Subadviser: Northern Trust
                                       performance of the Russell 2000 Small  Investments, N.A.
                                       Stock Index, which emphasizes stocks
                                       of small U.S. companies.
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small-Mid Cap Growth        Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund -- Class 2/+/
  Templeton Developing Markets         Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
   Securities Fund -- Class 2

                                                    INVESTMENT                           INVESTMENT
                FUND                                 OBJECTIVE                       ADVISER/SUBADVISER
-------------------------------------- -------------------------------------  ---------------------------------
  Templeton Foreign Securities Fund    Seeks long-term capital growth.        Templeton Investment Counsel, LLC
   -- Class 2                                                                 Subadviser: Franklin Templeton
                                                                              Investment Management Limited
  Templeton Growth Securities Fund --  Seeks long-term capital growth.        Templeton Global Advisors Limited
   Class 1/+/
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund    Seeks long-term growth of capital.     Goldman Sachs Asset Management,
                                                                              L.P.
JANUS ASPEN SERIES
  Global Technology Portfolio --       Seeks long-term growth of capital.     Janus Capital Management, LLC
   Service Shares/+/
  Mid Cap Growth Portfolio -- Service  Seeks long-term growth of capital.     Janus Capital Management, LLC
   Shares
  Worldwide Growth Portfolio --        Seeks long-term growth of capital in   Janus Capital Management, LLC
   Service Shares/+/                   a manner consistent with the
                                       preservation of capital.
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap          Seeks long-term capital appreciation.  Lazard Asset Management, LLC
   Portfolio
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
  Legg Mason Partners Variable Equity  Investment results that, before        TIMCO Asset Management Inc.
   Index Portfolio -- Class I          expenses, correspond to the price and
                                       yield performance of the S&P 500
                                       Index.
  Legg Mason Partners Variable         Long-term capital growth. Current      Smith Barney Fund Management LLC
   Fundamental Value Portfolio         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.
  Legg Mason Partners Variable         Seeks long-term capital appreciation   Smith Barney Fund Management LLC
   Aggressive Growth Portfolio
  Legg Mason Partners Variable High    Seeks high current income.             Smith Barney Fund Management LLC
   Income Portfolio                    Secondarily, seeks capital
                                       appreciation.
  Legg Mason Partners Variable         Seeks total return on assets from      Smith Barney Fund Management LLC
   International All Cap Growth        growth of capital and income.
   Portfolio/+/*
  Legg Mason Partners Variable Large   Seeks long- term growth of capital     Smith Barney Fund Management LLC
   Cap Growth Portfolio                with current income as a secondary
                                       objective.
  Legg Mason Partners Variable Large   Seeks long-term growth of capital      Smith Barney Fund Management LLC
   Cap Value Portfolio/+/*             with current income as a secondary
                                       objective.

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS IV
  Legg Mason Partners Variable         Seeks long-term growth of capital.     Smith Barney Fund Management LLC
   Multiple Discipline Portfolio --
   All Cap Growth and Value
  Legg Mason Partners Variable         Seeks a balance between long-term      Smith Barney Fund Management LLC
   Multiple Discipline Portfolio --    growth of capital and principal
   Balanced All Cap Growth and Value   preservation.
MET INVESTORS SERIES TRUST
  Janus Capital Appreciation           Seeks capital appreciation.            Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: Janus Capital
                                                                              Management, LLC
  Legg Mason Partners Managed Assets   Seeks high total return.               Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: Legg Mason Capital
                                                                              Management, Inc.
  Lord Abbett Bond Debenture           Seeks high current income and the      Met Investors Advisory LLC
   Portfolio -- Class A                opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
  Lord Abbett Growth and Income        Seeks growth of capital and current    Met Investors Advisory LLC
   Portfolio -- Class B                income without excessive fluctuations  Subadviser: Lord, Abbett & Co. LLC in the market value.
  Met/AIM Capital Appreciation         Seeks capital appreciation.            Met Investors Advisory LLC
   Portfolio -- Class A                                                       Subadviser: AIM Capital Management,
                                                                              Inc.
  Met/AIM Small Cap Growth Portfolio   Seeks long-term growth of capital.     Met Investors Advisory LLC
   -- Class A                                                                 Subadviser: AIM Capital Management,
                                                                              Inc.

                                                    INVESTMENT                            INVESTMENT
                FUND                                 OBJECTIVE                        ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -----------------------------------
  MFS(R) Value Portfolio -- Class A    Seeks capital appreciation and         Met Investors Advisory LLC
                                       reasonable income.                     Subadviser: Massachusetts Financial
                                                                              Services Company
  Neuberger Berman Real Estate         Seeks to provide total return through  Met Investors Advisory LLC
   Portfolio -- Class A                investment in real estate securities,  Subadviser: Neuberger Berman emphasizing both capital appreciation  Management, Inc.
                                       and current income
  Pioneer Fund Portfolio -- Class A    Seeks reasonable income and capital    Met Investors Advisory LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
  Pioneer Strategic Income Portfolio   Seeks a high level of current income.  Met Investors Advisory LLC
   - Class A                                                                  Subadviser: Pioneer Investment
                                                                              Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth          Seeks maximum capital appreciation.    MetLife Advisers, LLC Subadviser:
   Portfolio -- Class D                                                       BlackRock Advisors, Inc.
  BlackRock Money Market Portfolio --  Seeks a high level of current income   MetLife Advisers, LLC Subadviser:
   Class A                             consistent with preservation of        BlackRock Advisors, Inc.
                                       capital.
  FI Large Cap Portfolio -- Class A    Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                              Fidelity Management & Research
                                                                              Company
  FI Value Leaders Portfolio -- Class  Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
   D                                                                          Fidelity Management & Research
                                                                              Company
  MetLife Conservative Allocation      Seeks a high level of current income,  MetLife Advisers, LLC
   Portfolio -- Class B                with growth of capital as a secondary
                                       objective.
  MetLife Conservative to Moderate     Seeks high total return in the form    MetLife Advisers, LLC
   Allocation Portfolio -- Class B     of income and growth of capital, with
                                       a greater emphasis on income.
  MetLife Moderate Allocation          Seeks a balance between a high level   MetLife Advisers, LLC
   Portfolio -- Class B                of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
  MetLife Moderate to Aggressive       Seeks growth of capital.               MetLife Advisers, LLC
   Allocation Portfolio -- Class B

  MetLife Aggressive Allocation        Seeks growth of capital.               MetLife Advisers, LLC
   Portfolio - Class B
  MFS Total Return Portfolio -- Class  Seeks a favorable total return         MetLife Advisers, LLC Subadviser:
   F                                   through investment in a diversified    Massachusetts Financial Services
                                       portfolio.                             Company
  T. Rowe Price Large Cap Growth       Seeks long-term growth of capital      MetLife Advisers, LLC Subadviser: T.
   Portfolio -- Class B                and, secondarily, dividend income.     Rowe Price Associates Inc.
  Western Asset Management U.S.        Seeks to maximize total return         MetLife Advisers, LLC Subadviser:
   Government Portfolio -- Class A     consistent with preservation of        Western Asset Management Company
                                       capital and maintenance of liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio --             Seeks maximum total return,            Pacific Investment Management
   Administrative Class                consistent with preservation of        Company, LLC
                                       capital and prudent investment
                                       management.
  Total Return Portfolio --            Seeks maximum total return,            Pacific Investment Management
   Administrative Class                consistent with preservation of        Company, LLC
                                       capital and prudent investment
                                       management.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio  Seeks capital appreciation by          Pioneer Investment Management, Inc.
   -- Class II                         investing in a diversified portfolio
                                       of securities consisting primarily of
                                       common stocks.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund --   Seeks long-term growth of capital.     Putnam Investment Management, LLC
   Class IB/+/
  Putnam VT International Equity Fund  Seeks capital appreciation.            Putnam Investment Management, LLC
   -- Class IB/+/
  Putnam VT Small Cap Value Fund --    Seeks capital appreciation.            Putnam Investment Management, LLC
   Class IB

                                                     INVESTMENT                             INVESTMENT
                FUND                                  OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------------  -------------------------------------  ------------------------------------
THE MERGER FUND VL
  The Merger Fund VL                    Seeks to achieve capital growth by     Westchester Capital Management, Inc.
                                        engaging in merger arbitrage.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio Class II           Seeks capital growth and income        Van Kampen Asset Management
                                        through investments in equity
                                        securities, including common stocks,
                                        preferred stocks and securities
                                        convertible into common and preferred
                                        stocks.
  Emerging Growth Portfolio Class I/+/  Seeks capital appreciation.            Van Kampen Asset Management
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio               Seeks to track the performance of a    The Vanguard Group, Inc.
                                        benchmark that measures the
                                        investment return of mid-cap stocks.
  Total Stock Market Index Portfolio    Seeks to track the performance of a    The Vanguard Group, Inc.
                                        benchmark index that measures the
                                        investment return of the overall
                                        stock market.
VARIABLE INSURANCE PRODUCTS FUND
  VIP Asset Manager SM Portfolio --     Seeks to obtain high total return      Fidelity Management & Research
   Initial Class/+/                     with reduced risk over the long term   Company
                                        by allocating its assets among
                                        stocks, bonds, and short-term
                                        instruments.
  VIP Contrafund(R) Portfolio --        Seeks long-term capital appreciation.  Fidelity Management & Research
   Service Class                                                               Company
  VIP Equity-Income Portfolio --        Seeks reasonable income. The fund      Fidelity Management & Research
   Initial Class/+/                     will also consider the potential for   Company
                                        capital appreciation. The fund's goal
                                        is to achieve a yield which exceeds
                                        the composite yield on the securities
                                        comprising the Standard & Poor's
                                        500SM Index (S&P 500(R)).

  VIP Growth Portfolio -- Initial      Seeks to achieve capital appreciation. Fidelity Management & Research Company
   Class/+/
  VIP High Income Portfolio --         Seeks a high level of current income,  Fidelity Management & Research Company
   Initial Class/+/                    while also considering growth of
                                       capital.
  VIP Mid Cap Portfolio -- Service     Seeks long-term growth of capital.     Fidelity Management & Research Company
   Class 2

--------
/+/ Closed to new investors.
* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING FUNDS

FUND NAME CHANGES

              FORMER NAME                             NEW NAME
 -------------------------------------- -------------------------------------
 GREENWICH STREET SERIES FUND           LEGG MASON PARTNERS VARIABLE
                                          PORTFOLIOS II
   Equity Index Portfolio                 Legg Mason Partners Variable Equity
                                           Index Portfolio
   Fundamental Value Portfolio            Legg Mason Partners Variable
                                           Fundamental Value Portfolio

 SCUDDER INVESTMENT VIT FUNDS           DWS INVESTMENTS VIT FUNDS
   Small Cap Index Fund                   DWS Small Cap Index VIP

 SMITH BARNEY MULTIPLE DISCIPLINE TRUST LEGG MASON PARTNERS VARIABLE
                                        PORTFOLIO IV, INC.
   Multiple Discipline Portfolio --       Legg Mason Partners Variable
    All Cap Growth and Value               Multiple Discipline -- All Cap
                                           Growth and Value
   Multiple Discipline Portfolio --       Legg Mason Partners Variable
    Balanced All Cap Growth and Value      Multiple Discipline -- Balanced
                                           All Cap Growth and Value

 TRAVELERS SERIES FUND, INC.            LEGG MASON PARTNERS VARIABLE
                                          PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth         Legg Mason Partners Variable
    Portfolio                              Aggressive Growth Portfolio
   Smith Barney High Income Portfolio     Legg Mason Partners Variable High
                                           Income Portfolio
   Smith Barney International All Cap     Legg Mason Partners Variable
    Growth Portfolio                       International All Cap Growth
                                           Portfolio
   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Growth Portfolio                       Cap Growth Portfolio
   Smith Barney Large Capitalization      Legg Mason Partners Variable Large
    Value Portfolio                        Cap Value Portfolio

FUND MERGERS/REORGANIZATIONS
THE FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

             FORMER FUND                              NEW FUND
--------------------------------------  --------------------------------------
THE TRAVELERS SERIES TRUST              MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio      Met/AIM Capital Appreciation
                                           Portfolio
  Convertible Securities Portfolio        Lord Abbett Bond Debenture Portfolio
  MFS Value Portfolio                     MFS(R) Value Portfolio
  Pioneer Fund Portfolio                  Pioneer Fund Portfolio
  Pioneer Strategic Income Portfolio      Pioneer Strategic Income Portfolio
  Style Focus Series: Small Cap           Met/AIM Small Cap Growth Portfolio
   Growth Portfolio

THE TRAVELERS SERIES TRUST              METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                 FI Value Leaders Portfolio
  Large Cap Portfolio                     FI Large Cap Portfolio
  Managed Allocation Series:              MetLife Aggressive Allocation
   Aggressive Portfolio                    Portfolio
  Managed Allocation Series:              MetLife Conservative Allocation
   Conservative Portfolio                  Portfolio
  Managed Allocation Series:              MetLife Moderate to Aggressive
   Moderate-Aggressive Portfolio           Allocation Portfolio
  Managed Allocation Series:              MetLife Conservative to Moderate
   Moderate-Conservative Portfolio         Allocation Portfolio
  MFS Mid Cap Growth Portfolio            BlackRock Aggressive Growth
                                           Portfolio
  MFS Total Return Portfolio              MFS Total Return Portfolio
  Strategic Equity Portfolio              FI Large Cap Portfolio
  U.S. Government Securities Portfolio    Western Asset Management U.S.
                                           Government Portfolio

                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                 Janus Capital Appreciation Portfolio
MANAGED ASSETS TRUST                      Legg Mason Managed Assets Portfolio

                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                    BlackRock Money Market Portfolio

FUND SUBSTITUTIONS
THE FOLLOWING NEW FUNDS WERE SUBSTITUTED FOR THE FORMER FUNDS.

              FORMER FUND                             NEW FUND
 -------------------------------------  -------------------------------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCT     METROPOLITAN SERIES FUND, INC.
   SERIES FUND, INC.
   AllianceBernstein Large Cap Growth     T. Rowe Price Large Cap Growth
    Portfolio                              Portfolio

 DELAWARE VIP TRUST                     MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series               Neuberger Berman Real Estate
                                           Portfolio

 FRANKLIN TEMPLETON VARIABLE INSURANCE  MET INVESTORS SERIES TRUST
   PRODUCTS TRUST
   Mutual Shares Securities Fund          Lord Abbett Growth and Income
                                           Portfolio

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                      MINIMUM MAXIMUM
                                                      ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)  0.16%   6.41%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                               OPERATING
                                                                                                                EXPENSES
                                                DISTRIBUTION                                                   INCLUDING
                                                   AND/OR                          CONTRACTUAL FEE NET TOTAL      NET
                                                  SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL   EXPENSES OF
                                     MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING   UNDERLYING
FUND                                    FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES** PORTFOLIOS**
----                                 ---------- ------------ -------- ------------ --------------- ---------- ------------
Dreyfus Stock Index Fund -- Initial
  Shares/+/.........................    0.25%         --       0.02%      0.27%          --           0.27%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund
   -- Class 2*                          0.58%       0.25%      0.04%      0.87%          --           0.87%
 American Funds Growth Fund -- Class
   2*                                   0.33%       0.25%      0.02%      0.60%          --           0.60%
 American Funds Growth-Income Fund
   -- Class 2*                          0.28%       0.25%      0.01%      0.54%          --           0.54%

                                                                                                                   NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                   OPERATING
                                                                                                                    EXPENSES
                                                 DISTRIBUTION                                                      INCLUDING
                                                    AND/OR                          CONTRACTUAL FEE NET TOTAL         NET
                                                   SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL      EXPENSES OF
                                      MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
FUND                                     FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                  ---------- ------------ -------- ------------ --------------- ----------    ------------
CREDIT SUISSE TRUST
 Credit Suisse Trust Emerging Markets
   Portfolio/+/......................    1.25%         --       0.44%      1.69%           --          1.69%
DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus Variable Investment Fund
   Appreciation Portfolio -- Initial
   Shares............................    0.75%         --       0.05%      0.80%           --          0.80%
 Dreyfus Variable Investment Fund
   Developing Leaders Portfolio --
   Initial Shares....................    0.75%         --       0.06%      0.81%           --          0.81%
DWS INVESTMENTS VIT FUNDS
 DWS Small Cap Index VIP --
   Class A...........................    0.35%         --       0.16%      0.51%           --          0.51%/(1)/
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
   Securities Fund -- Class 2*/+/....    0.48%       0.25%      0.28%      1.01%         0.02%         0.99%/(2)/
 Templeton Developing Markets
   Securities Fund -- Class 2*.......    1.24%       0.25%      0.29%      1.78%           --          1.78%
 Templeton Foreign Securities Fund --
   Class 2*..........................    0.65%       0.25%      0.17%      1.07%         0.05%         1.02%/(3)/
 Templeton Growth Securities Fund --
   Class 1/+/........................    0.75%         --       0.07%      0.82%           --          0.82%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST
 Goldman Sachs Capital Growth
   Fund..............................    0.75%         --       0.15%      0.90%           --          0.90%


                                                                                                                  NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                  OPERATING
                                                                                                                   EXPENSES
                                                DISTRIBUTION                                                      INCLUDING
                                                   AND/OR                          CONTRACTUAL FEE NET TOTAL         NET
                                                  SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL      EXPENSES OF
                                     MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
FUND                                    FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                 ---------- ------------ -------- ------------ --------------- ----------    ------------
JANUS ASPEN SERIES
 Global Technology Portfolio --
   Service Shares*/+/...............    0.64%       0.25%      0.09%      0.98%          --           0.98%
 Mid Cap Growth Portfolio -- Service
   Shares*..........................    0.64%       0.25%      0.03%      0.92%          --           0.92%
 Worldwide Growth Portfolio --
   Service Shares*/+/...............    0.60%       0.25%      0.01%      0.86%          --           0.86%/(4)/


                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     OPERATING
                                                                                                                      EXPENSES
                                                   DISTRIBUTION                                                      INCLUDING
                                                      AND/OR                          CONTRACTUAL FEE NET TOTAL         NET
                                                     SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL      EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
FUND                                       FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                    ---------- ------------ -------- ------------ --------------- ----------    ------------
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap
   Portfolio*..........................    0.75%       0.25%      0.22%      1.22%          --           1.22%
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
 Legg Mason Partners Variable Equity
   Index Portfolio -- Class I..........    0.31%         --       0.03%      0.34%          --           0.34%
 Legg Mason Partners Variable
   Fundamental Value Portfolio.........    0.75%         --       0.03%      0.78%          --           0.78%
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.
 Legg Mason Partners Variable
   Aggressive Growth Portfolio/++/.....    0.75%         --       0.02%      0.77%          --           0.77%/(5)/
 Legg Mason Partners Variable High
   Income Portfolio/++/................    0.60%         --       0.06%      0.66%          --           0.66%
 Legg Mason Partners Variable
   International All Cap Growth
   Portfolio/+//++/....................    0.85%         --       0.15%      1.00%          --           1.00%/(5)/
 Legg Mason Partners Variable Large
   Cap Growth Portfolio/++/............    0.75%         --       0.04%      0.79%          --           0.79%/(5)/
 Legg Mason Partners Variable Large
   Cap Value Portfolio/+//++/..........    0.60%         --       0.05%      0.65%          --           0.65%
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS IV
 Legg Mason Partners Variable Multiple
   Discipline Portfolio -- All Cap
   Growth and Value*...................    0.75%       0.25%      0.06%      1.06%          --           1.06%
 Legg Mason Partners Variable Multiple
   Discipline Portfolio -- Balanced All
   Cap Growth and Value*...............    0.75%       0.25%      0.06%      1.06%          --           1.06%

                                                                                                                 NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                 OPERATING
                                                                                                                  EXPENSES
                                          DISTRIBUTION                                                           INCLUDING
                                             AND/OR                          CONTRACTUAL FEE   NET TOTAL            NET
                                            SERVICE             TOTAL ANNUAL  WAIVER AND/OR      ANNUAL         EXPENSES OF
                               MANAGEMENT   (12B-1)     OTHER    OPERATING       EXPENSE       OPERATING         UNDERLYING
FUND                              FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES**       PORTFOLIOS**
----                           ---------- ------------ -------- ------------ --------------- ----------        ------------
MET INVESTORS SERIES TRUST
 Janus Capital Appreciation
   Portfolio -- Class A.......    0.65%         --       0.09%      0.74%           --          0.74%/(15)/
 Legg Mason Partners
   Managed Assets Portfolio
   -- Class A.................    0.50%         --       0.09%      0.59%           --          0.59%/(15)/
 Lord Abbett Bond Debenture
   Portfolio -- Class A.......    0.51%         --       0.05%      0.56%           --          0.56%
 Lord Abbett Growth and
   Income Portfolio -- Class
   B*.........................    0.50%       0.25%      0.04%      0.79%           --          0.79%/(16)/
 Met/AIM Capital
   Appreciation Portfolio --
   Class A....................    0.76%         --       0.05%      0.81%           --          0.81%/(15)/
 Met/AIM Small Cap Growth
   Portfolio -- Class A.......    0.90%         --       0.10%      1.00%           --          1.00%
 MFS(R) Value Portfolio --
   Class A....................    0.73%         --       0.24%      0.97%           --          0.97%/(15)/
 Neuberger Berman Real
   Estate Portfolio --
   Class A....................    0.67%         --       0.03%      0.70%           --          0.70%
 Pioneer Fund Portfolio --
   Class A....................    0.75%         --       0.28%      1.03%         0.03%         1.00%/(6)(15)/
 Pioneer Strategic Income
   Portfolio -- Class A.......    0.73%         --       0.09%      0.82%           --          0.82%/(15)/
METROPOLITAN SERIES FUND,
  INC.
 BlackRock Aggressive
   Growth Portfolio -- Class
   D*.........................    0.73%       0.10%      0.06%      0.89%           --          0.89%
 BlackRock Money Market
   Portfolio -- Class A.......    0.35%         --       0.07%      0.42%         0.01%         0.41%/(7)/
 FI Large Cap Portfolio --
   Class A....................    0.80%         --       0.06%      0.86%           --          0.86%/(8)/
 FI Value Leaders Portfolio --
   Class D*...................    0.66%       0.10%      0.07%      0.83%           --          0.83%
 MetLife Conservative
   Allocation Portfolio --
   Class B*...................    0.10%       0.25%      0.95%      1.30%         0.95%         0.35%              0.98%/(9)(10)/
 MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%       0.25%      0.31%      0.66%         0.31%         0.35%              1.00%/(9)(10)/
 MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%       0.25%      0.19%      0.54%         0.19%         0.35%              1.04%/(9)(10)/
 MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*......    0.10%       0.25%      0.24%      0.59%         0.24%         0.35%              1.06%/(9)(10)/

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                               OPERATING
                                                                                                                EXPENSES
                                           DISTRIBUTION                                                        INCLUDING
                                              AND/OR                          CONTRACTUAL FEE NET TOTAL           NET
                                             SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL        EXPENSES OF
                                MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING        UNDERLYING
FUND                               FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**      PORTFOLIOS**
----                            ---------- ------------ -------- ------------ --------------- ----------     ------------
 MetLife Aggressive Allocation
   Portfolio -- Class B*.......    0.10%       0.25%      1.66%      2.01%         1.66%         0.35%           1.07%/(9)(10)/
 MFS Total Return Portfolio --
   Class F*....................    0.57%       0.20%      0.16%      0.93%           --          0.93%/(11)/
 T. Rowe Price Large Cap
   Growth Portfolio -- Class
   B*..........................    0.60%       0.25%      0.12%      0.97%           --          0.97%/(12)/
 Western Asset Management
   U.S. Government Portfolio
   -- Class A..................    0.54%         --       0.07%      0.61%           --          0.61%
PIMCO VARIABLE INSURANCE
  TRUST
 Real Return Portfolio --
   Administrative Class........    0.25%         --       0.41%      0.66%           --          0.66%/(13)/
 Total Return Portfolio --
   Administrative Class........    0.25%         --       0.40%      0.65%           --          0.65%
PIONEER VARIABLE CONTRACTS
  TRUST
 Pioneer Mid Cap Value VCT
   Portfolio -- Class II*......    0.65%       0.25%      0.05%      0.95%           --          0.95%
PUTNAM VARIABLE TRUST
 Putnam VT Discovery Growth
   Fund -- Class IB*/+/........    0.70%       0.25%      0.47%      1.42%           --          1.42%
 Putnam VT International Equity
   Fund -- Class IB*/+/........    0.75%       0.25%      0.18%      1.18%           --          1.18%

                                                                                                                    NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                    OPERATING
                                                                                                                     EXPENSES
                                                 DISTRIBUTION                                                       INCLUDING
                                                    AND/OR                          CONTRACTUAL FEE NET TOTAL          NET
                                                   SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL       EXPENSES OF
                                      MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING       UNDERLYING
FUND                                     FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**     PORTFOLIOS**
----                                  ---------- ------------ -------- ------------ --------------- ----------     ------------
 Putnam VT Small Cap Value Fund --
   Class IB*.........................    0.76%       0.25%      0.08%      1.09%           --          1.09%
THE MERGER FUND VL
 The Merger Fund VL..................    1.25%         --       5.16%      6.41%         5.01%         1.40%/(14)/
VAN KAMPEN LIFE INVESTMENT TRUST
 Comstock Portfolio Class II*........    0.56%       0.25%      0.03%      0.84%           --          0.84%
 Emerging Growth Portfolio Class I/+/    0.70%         --       0.07%      0.77%           --          0.77%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio.............    0.19%         --       0.05%      0.24%           --          0.24%
 Total Stock Market Index Portfolio..    0.13%         --       0.03%      0.16%           --          0.16%
VARIABLE INSURANCE PRODUCTS FUND
 VIP Asset Manager SM Portfolio --
   Initial Class/+/..................    0.52%         --       0.12%      0.64%           --          0.64%


                                                                                                                  NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                  OPERATING
                                                                                                                   EXPENSES
                                                   DISTRIBUTION                                                   INCLUDING
                                                      AND/OR                          CONTRACTUAL FEE NET TOTAL      NET
                                                     SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL   EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING   UNDERLYING
FUND                                       FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES** PORTFOLIOS**
----                                    ---------- ------------ -------- ------------ --------------- ---------- ------------
 VIP Contrafund(R) Portfolio -- Service
   Class*..............................    0.57%       0.10%      0.09%      0.76%          --           0.76%
 VIP Equity-Income Portfolio -- Initial
   Class/+/............................    0.47%         --       0.09%      0.56%          --           0.56%
 VIP Growth Portfolio -- Initial
   Class/+/............................    0.57%         --       0.10%      0.67%          --           0.67%
 VIP High Income Portfolio -- Initial
   Class/+/............................    0.57%         --       0.13%      0.70%          --           0.70%
 VIP Mid Cap Portfolio -- Service
   Class 2*............................    0.57%       0.25%      0.12%      0.94%          --           0.94%

--------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/+/  Closed to new investors.
/++/ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES
(1) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC). While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).
(4)  Effective February 1, 2006, for Worldwide Growth Portfolio, the
     Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.
(5) The Management fees in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.
(7)  Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund,
     Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(9) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to
     Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios
     (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund,
     Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.
(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.
(14) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses.
(15) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(16) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

                       MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Dreyfus Variable Investment Fund Developing Leaders Portfolio, DWS Small Cap Index VIP Fund, Fidelity VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, and Templeton Growth Securities Fund--the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

    TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We do not currently enforce these restrictions but reserve our right to do so in the future. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

    TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer. We do not currently enforce these restrictions but reserve our right to do so in the future.

Book 48                                                          May 1, 2006

                 METLIFE VARIABLE LIFE ACCUMULATOR -- SERIES 2
  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES -- MAY 1, 2006 PROSPECTUS
                                  SUPPLEMENT
                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE
                                      OR
METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                                 VARIABLE LIFE
                                   INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator -- Series 2, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES (Class 2)                       Met/AIM Small Cap Growth Portfolio -- Class A/+/
 American Funds Global Growth Fund                              MFS(R) Value Portfolio -- Class A/+/
 American Funds Growth Fund                                     Neuberger Berman Real Estate Portfolio -- Class A/+/
 American Funds Growth-Income Fund                              Pioneer Fund Portfolio -- Class A/+/
                                                                Pioneer Strategic Income Portfolio -- Class A/+/
DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
 Dreyfus Variable Investment Fund Appreciation Portfolio       METROPOLITAN SERIES FUND, INC.
 Dreyfus Variable Investment Fund Developing Leaders            BlackRock Aggressive Growth Portfolio -- Class D/+/
   Portfolio/+/                                                 BlackRock Money Market Portfolio -- Class A/+/
                                                                FI Large Cap Portfolio -- Class A/+/
DWS INVESTMENTS VIT FUNDS (Class A) /+/                         FI Value Leaders Portfolio -- Class D/+/
 DWS Small Cap Index VIP /+/                                    MetLife Conservative Allocation Portfolio -- Class B/+/
                                                                MetLife Conservative to Moderate Allocation Portfolio --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class       Class B/+/
2)                                                              MetLife Moderate Allocation Portfolio -- Class B
                                                                MetLife Moderate to Aggressive Allocation Portfolio --
 Templeton Developing Markets Securities Fund                     Class B/+/
 Templeton Foreign Securities Fund                              MetLife Aggressive Allocation Portfolio -- Class B/+/
                                                                MFS Total Return Portfolio -- Class F/+/
GOLDMAN SACHS VARIABLE INSURANCE TRUST                          T. Rowe Price Large Cap Growth Portfolio -- Class B/+/
 Goldman Sachs Capital Growth Fund                              Western Asset Management U.S. Government Portfolio --
                                                                  Class A/+/
JANUS ASPEN SERIES -- (Service Shares)
 Mid Cap Growth Portfolio                                      PIMCO VARIABLE INSURANCE TRUST (Administrative Class)
LAZARD RETIREMENT SERIES, INC.                                  Real Return Portfolio
 Lazard Retirement Small Cap Portfolio                          Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II/+/                  PIONEER VARIABLE CONTRACTS TRUST (Class II)
 Legg Mason Partners Variable Equity Index Portfolio -- Class   Pioneer Mid Cap Value VCT Portfolio
   I/+/
 Legg Mason Partners Variable Fundamental Value Portfolio/+/   PUTNAM VARIABLE TRUST (Class IB)
                                                                Putnam VT Small Cap Value Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. /+/
 Legg Mason Partners Variable Aggressive Growth Portfolio/+/   THE MERGER FUND VL
 Legg Mason Partners Variable High Income Portfolio/+/          The Merger Fund VL
 Legg Mason Partners Variable Large Cap Growth Portfolio/+/
                                                               VAN KAMPEN LIFE INVESTMENT TRUST (Class II)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV/+/                   Comstock Portfolio
 Legg Mason Partners Variable Multiple Discipline Portfolio --
   All                                                         VANGUARD VARIABLE INSURANCE FUND
   Cap Growth and Value/+/                                      Mid-Cap Index Portfolio
 Legg Mason Partners Variable Multiple Discipline Portfolio --  Total Stock Market Index Portfolio
 Balanced All Cap Growth and Value/+/
                                                               VARIABLE INSURANCE PRODUCTS FUND
MET INVESTORS SERIES TRUST                                      VIP Contrafund(R) Portfolio -- Service Class
 Janus Capital Appreciation Portfolio -- Class A/+/             VIP Mid Cap Portfolio -- Service Class 2
 Legg Mason Partners Managed Assets Portfolio -- Class A/+/
 Lord Abbett Bond Debenture Portfolio -- Class A/+/
 Lord Abbett Growth and Income Portfolio -- Class B/+/
 Met/AIM Capital Appreciation Portfolio -- Class A/+/

--------
/+/ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "Additional Information Regarding the Funds" for more information.

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A POLICY ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

To learn more about the Policy you can request a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this supplement. To request a copy, write to us at One Cityplace, 185 Asylum Street 3CP, Hartford, Connecticut 06199-0019, call 1-800-334-4298 or access the SEC's website (http://www.sec.gov).

                                   THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

We select the Funds offered through this product based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's Investment Adviser or its distributor. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy owners. We do not provide investment advice and do not recommend or endorse any particular Fund.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Cash Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of a Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. There percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to .50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company may benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.

                                                              INVESTMENT                               INVESTMENT
                    FUND                                      OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------------- ------------------------------------------ --------------------------------------

Dreyfus Stock Index Fund -- Initial Shares/+/ Seeks to match the total return of the S&P The Dreyfus Corporation Subadviser:
                                              500 Index.                                 Mellon Equity Associates

AMERICAN FUNDS INSURANCE SERIES

 American Funds Global Growth Fund --         Seeks capital appreciation through stocks. Capital Research and Management
   Class 2                                                                               Company

 American Funds Growth Fund -- Class 2        Seeks capital appreciation through stocks. Capital Research and Management
                                                                                         Company

 American Funds Growth-Income Fund --         Seeks both capital appreciation and        Capital Research and Management
   Class 2                                    income.                                    Company

CREDIT SUISSE TRUST

 Credit Suisse Trust Emerging Markets         Seeks long-term growth of capital.         Credit Suisse Asset Management, LLC
   Portfolio/+/                                                                          Subadviser: Credit Suisse Asset
                                                                                         Management Limited (U.K.), (Australia)

DREYFUS VARIABLE INVESTMENT FUND

 Dreyfus Variable Investment Fund             Seeks long-term capital growth consistent  The Dreyfus Corporation Subadviser:
   Appreciation Portfolio -- Initial Shares   with the preservation of capital, with     Fayez Sarofim & Co.
                                              growth of current income is a secondary
                                              objective.

                                                          INVESTMENT                                INVESTMENT
                  FUND                                    OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------- ------------------------------------------- ---------------------------------------
Dreyfus Variable Investment Fund          Seeks capital growth.                       The Dreyfus Corporation
  Developing Leaders Portfolio -- Initial
  Shares
DWS INVESTMENTS VIT FUNDS

 DWS Small Cap Index VIP -- Class A       Seeks to replicate, as closely as possible, Deutsche Asset Management Inc.
                                          before expenses, the performance of the     Subadviser: Northern Trust Investments,
                                          Russell 2000 Small Stock Index, which       N.A.
                                          emphasizes stocks of small U.S.
                                          companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST

 Franklin Small-Mid Cap Growth            Seeks long-term capital growth.             Franklin Advisers, Inc.
   Securities Fund -- Class 2/+/

 Templeton Developing Markets Securities  Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
   Fund -- Class 2

 Templeton Foreign Securities Fund --     Seeks long-term capital growth.             Templeton Investment Counsel, LLC
   Class 2                                                                            Subadviser: Franklin Templeton
                                                                                      Investment Management Limited

 Templeton Growth Securities Fund --      Seeks long-term capital growth.             Templeton Global Advisors Limited
   Class 1/+/

GOLDMAN SACHS VARIABLE INSURANCE TRUST

 Goldman Sachs Capital Growth Fund        Seeks long-term growth of capital.          Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES

 Global Technology Portfolio -- Service   Seeks long-term growth of capital.          Janus Capital Management, LLC
   Shares/+/

 Mid Cap Growth Portfolio -- Service      Seeks long-term growth of capital.          Janus Capital Management, LLC
   Shares

 Worldwide Growth Portfolio -- Service    Seeks long-term growth of capital in a      Janus Capital Management, LLC
   Shares/+/                              manner consistent with the preservation
                                          of capital.

LAZARD RETIREMENT SERIES, INC.

 Lazard Retirement Small Cap Portfolio    Seeks long-term capital appreciation.       Lazard Asset Management, LLC

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
  II

 Legg Mason Partners Variable Equity      Investment results that, before expenses,   TIMCO Asset Management Inc.
   Index Portfolio -- Class I             correspond to the price and yield
                                          performance of the S&P 500 Index.

 Legg Mason Partners Variable             Long-term capital growth. Current           Smith Barney Fund Management LLC
   Fundamental Value Portfolio            income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
  III, INC.

 Legg Mason Partners Variable             Seeks long-term capital appreciation        Smith Barney Fund Management LLC
   Aggressive Growth Portfolio

 Legg Mason Partners Variable High        Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
   Income Portfolio                       seeks capital appreciation.

 Legg Mason Partners Variable             Seeks total return on assets from growth    Smith Barney Fund Management LLC
   International All Cap Growth           of capital and income.
   Portfolio/+/*

 Legg Mason Partners Variable Large Cap   Seeks long- term growth of capital with     Smith Barney Fund Management LLC
   Growth Portfolio                       current income as a secondary objective.

 Legg Mason Partners Variable Large Cap   Seeks long-term growth of capital with      Smith Barney Fund Management LLC
   Value Portfolio/+/*                    current income as a secondary objective.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
  IV

 Legg Mason Partners Variable Multiple    Seeks long-term growth of capital.          Smith Barney Fund Management LLC
   Discipline Portfolio -- All Cap Growth
   and Value

                                                          INVESTMENT                               INVESTMENT
                  FUND                                    OBJECTIVE                            ADVISER/SUBADVISER
----------------------------------------- ------------------------------------------ --------------------------------------
 Legg Mason Partners Variable Multiple    Seeks a balance between long-term          Smith Barney Fund Management LLC
   Discipline Portfolio -- Balanced All   growth of capital and principal
   Cap Growth and Value                   preservation.

MET INVESTORS SERIES TRUST

 Janus Capital Appreciation Portfolio --  Seeks capital appreciation.                Met Investors Advisory LLC Subadviser:
   Class A                                                                           Janus Capital Management, LLC

 Legg Mason Partners Managed Assets       Seeks high total return.                   Met Investors Advisory LLC Subadviser:
   Portfolio -- Class A                                                              Legg Mason Capital Management, Inc.

 Lord Abbett Bond Debenture Portfolio --  Seeks high current income and the          Met Investors Advisory LLC Subadviser:
   Class A                                opportunity for capital appreciation to    Lord, Abbett & Co. LLC
                                          produce a high total return.

 Lord Abbett Growth and Income Portfolio  Seeks growth of capital and current        Met Investors Advisory LLC Subadviser:
   -- Class B                             income without excessive fluctuations in   Lord, Abbett & Co. LLC
                                          the market value.

 Met/AIM Capital Appreciation Portfolio   Seeks capital appreciation.                Met Investors Advisory LLC Subadviser:
   -- Class A                                                                        AIM Capital Management, Inc.

 Met/AIM Small Cap Growth Portfolio --    Seeks long-term growth of capital.         Met Investors Advisory LLC Subadviser:
   Class A                                                                           AIM Capital Management, Inc.

 MFS(R) Value Portfolio -- Class A        Seeks capital appreciation and reasonable  Met Investors Advisory LLC Subadviser:
                                          income.                                    Massachusetts Financial Services
                                                                                     Company

 Neuberger Berman Real Estate Portfolio   Seeks to provide total return through      Met Investors Advisory LLC Subadviser:
   -- Class A                             investment in real estate securities,      Neuberger Berman Management, Inc.
                                          emphasizing both capital appreciation and
                                          current income

 Pioneer Fund Portfolio -- Class A        Seeks reasonable income and capital        Met Investors Advisory LLC Subadviser:
                                          growth.                                    Pioneer Investment Management, Inc.

 Pioneer Strategic Income Portfolio --    Seeks a high level of current income.      Met Investors Advisory LLC Subadviser:
   Class A                                                                           Pioneer Investment Management, Inc.

METROPOLITAN SERIES FUND, INC.

 BlackRock Aggressive Growth Portfolio    Seeks maximum capital appreciation.        MetLife Advisers, LLC Subadviser:
   -- Class D                                                                        BlackRock Advisors, Inc.

 BlackRock Money Market Portfolio --      Seeks a high level of current income       MetLife Advisers, LLC Subadviser:
   Class A                                consistent with preservation of capital.   BlackRock Advisors, Inc.

 FI Large Cap Portfolio -- Class A        Seeks long-term growth of capital.         MetLife Advisers, LLC Subadviser:
                                                                                     Fidelity Management & Research
                                                                                     Company

 FI Value Leaders Portfolio -- Class D    Seeks long-term growth of capital.         MetLife Advisers, LLC Subadviser:
                                                                                     Fidelity Management & Research
                                                                                     Company

 MetLife Conservative Allocation          Seeks a high level of current income, with MetLife Advisers, LLC
   Portfolio -- Class B                   growth of capital as a secondary
                                          objective.

 MetLife Conservative to Moderate         Seeks high total return in the form of     MetLife Advisers, LLC
   Allocation Portfolio -- Class B        income and growth of capital, with a
                                          greater emphasis on income.

 MetLife Moderate Allocation Portfolio -- Seeks a balance between a high level of    MetLife Advisers, LLC
   Class B                                current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

 MetLife Moderate to Aggressive           Seeks growth of capital.                   MetLife Advisers, LLC
   Allocation Portfolio -- Class B

 MetLife Aggressive Allocation Portfolio  Seeks growth of capital.                   MetLife Advisers, LLC
   -- Class B

                                                          INVESTMENT                              INVESTMENT
                  FUND                                    OBJECTIVE                           ADVISER/SUBADVISER
----------------------------------------- ------------------------------------------ ------------------------------------
 MFS Total Return Portfolio -- Class F    Seeks a favorable total return through     MetLife Advisers, LLC Subadviser:
                                          investment in a diversified portfolio.     Massachusetts Financial Services
                                                                                     Company

 T. Rowe Price Large Cap Growth           Seeks long-term growth of capital and,     MetLife Advisers, LLC Subadviser: T.
   Portfolio -- Class B                   secondarily, dividend income.              Rowe Price Associates Inc.

 Western Asset Management U.S.            Seeks to maximize total return consistent  MetLife Advisers, LLC Subadviser:
   Government Portfolio -- Class A        with preservation of capital and           Western Asset Management Company
                                          maintenance of liquidity.

PIMCO VARIABLE INSURANCE TRUST

 Real Return Portfolio -- Administrative  Seeks maximum total return, consistent     Pacific Investment Management
   Class                                  with preservation of capital and prudent   Company, LLC
                                          investment management.

 Total Return Portfolio -- Administrative Seeks maximum total return, consistent     Pacific Investment Management
   Class                                  with preservation of capital and prudent   Company, LLC
                                          investment management.

PIONEER VARIABLE CONTRACTS TRUST

 Pioneer Mid Cap Value VCT Portfolio --   Seeks capital appreciation by investing in Pioneer Investment Management, Inc.
   Class II                               a diversified portfolio of securities
                                          consisting primarily of common stocks.

PUTNAM VARIABLE TRUST

 Putnam VT Discovery Growth Fund --       Seeks long-term growth of capital.         Putnam Investment Management, LLC
   Class IB/+/

 Putnam VT International Equity Fund --   Seeks capital appreciation.                Putnam Investment Management, LLC
   Class IB/+/

 Putnam VT Small Cap Value Fund --        Seeks capital appreciation.                Putnam Investment Management, LLC
   Class IB

                  FUND                               INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ------------------------------------------- ------------------------------------
THE MERGER FUND VL

 The Merger Fund VL                       Seeks to achieve capital growth by          Westchester Capital Management, Inc.
                                          engaging in merger arbitrage.

VAN KAMPEN LIFE INVESTMENT TRUST

 Comstock Portfolio Class II              Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities, including
                                          common stocks, preferred stocks and
                                          securities convertible into common and
                                          preferred stocks.

 Emerging Growth Portfolio Class I/+/     Seeks capital appreciation.                 Van Kampen Asset Management

VANGUARD VARIABLE INSURANCE FUND

 Mid-Cap Index Portfolio                  Seeks to track the performance of a         The Vanguard Group, Inc.
                                          benchmark that measures the investment
                                          return of mid-cap stocks.

 Total Stock Market Index Portfolio       Seeks to track the performance of a         The Vanguard Group, Inc.
                                          benchmark index that measures the
                                          investment return of the overall stock
                                          market.

VARIABLE INSURANCE PRODUCTS FUND

 VIP Asset Manager /SM/ Portfolio --      Seeks to obtain high total return with      Fidelity Management & Research
   Initial Class/+/                       reduced risk over the long term by          Company
                                          allocating its assets among stocks, bonds,
                                          and short-term instruments.

 VIP Contrafund(R) Portfolio -- Service   Seeks long-term capital appreciation.       Fidelity Management & Research
   Class                                                                              Company

 VIP Equity-Income Portfolio -- Initial   Seeks reasonable income. The fund will      Fidelity Management & Research
   Class/+/                               also consider the potential for capital     Company
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's 500SM
                                          Index (S&P 500(R)).

 VIP Growth Portfolio -- Initial Class/+/ Seeks to achieve capital appreciation.      Fidelity Management & Research
                                                                                      Company

 VIP High Income Portfolio -- Initial     Seeks a high level of current income,       Fidelity Management & Research
   Class/+/                               while also considering growth of capital.   Company

 VIP Mid Cap Portfolio -- Service Class 2 Seeks long-term growth of capital.          Fidelity Management & Research
                                                                                      Company

--------
/+/ Closed to new investors.
* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING FUNDS

FUND NAME CHANGES

                         FORMER NAME                                                    NEW NAME
                         -----------                          ------------------------------------------------------------
GREENWICH STREET SERIES FUND                                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

 Equity Index Portfolio
                                                               Legg Mason Partners Variable Equity Index Portfolio
 Fundamental Value Portfolio                                   Legg Mason Partners Variable Fundamental Value Portfolio

SCUDDER INVESTMENT VIT FUNDS
                                                              DWS INVESTMENTS VIT FUNDS
 Small Cap Index Fund                                          DWS Small Cap Index VIP

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
                                                              LEGG MASON PARTNERS VARIABLE PORTFOLIO IV, INC.
 Multiple Discipline Portfolio -- All Cap Growth and Value     Legg Mason Partners Variable Multiple Discipline -- All Cap
                                                                 Growth and Value
 Multiple Discipline Portfolio -- Balanced All Cap Growth and
   Value                                                       Legg Mason Partners Variable Multiple Discipline --
                                                                 Balanced All Cap Growth and Value

TRAVELERS SERIES FUND, INC.
                                                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Smith Barney Aggressive Growth Portfolio                      Legg Mason Partners Variable Aggressive Growth Portfolio
 Smith Barney High Income Portfolio                           Legg Mason Partners Variable High Income Portfolio
 Smith Barney International All Cap Growth Portfolio          Legg Mason Partners Variable International All Cap Growth
                                                              Portfolio
 Smith Barney Large Capitalization Growth Portfolio           Legg Mason Partners Variable Large Cap Growth Portfolio
 Smith Barney Large Capitalization Value Portfolio            Legg Mason Partners Variable Large Cap Value Portfolio

FUND MERGERS/REORGANIZATIONS
THE FORMER FUNDS WERE MERGED WITH AND INTO THE NEW FUNDS.

             FORMER FUND                              NEW FUND
--------------------------------------  --------------------------------------
THE TRAVELERS SERIES TRUST              MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio      Met/AIM Capital Appreciation
                                           Portfolio
  Convertible Securities Portfolio        Lord Abbett Bond Debenture Portfolio
  MFS Value Portfolio                     MFS(R) Value Portfolio
  Pioneer Fund Portfolio                  Pioneer Fund Portfolio
  Pioneer Strategic Income Portfolio      Pioneer Strategic Income Portfolio
  Style Focus Series: Small Cap           Met/AIM Small Cap Growth Portfolio
   Growth Portfolio

THE TRAVELERS SERIES TRUST              METROPOLITAN SERIES FUND, INC.
  Equity Income Portfolio                 FI Value Leaders Portfolio
  Large Cap Portfolio                     FI Large Cap Portfolio
  Managed Allocation Series:              MetLife Aggressive Allocation
   Aggressive Portfolio                    Portfolio
  Managed Allocation Series:              MetLife Conservative Allocation
   Conservative Portfolio                  Portfolio
  Managed Allocation Series:              MetLife Moderate to Aggressive
   Moderate-Aggressive Portfolio           Allocation Portfolio
  Managed Allocation Series:              MetLife Conservative to Moderate
   Moderate-Conservative Portfolio         Allocation Portfolio
  MFS Mid Cap Growth Portfolio            BlackRock Aggressive Growth
                                           Portfolio
  MFS Total Return Portfolio              MFS Total Return Portfolio
  Strategic Equity Portfolio              FI Large Cap Portfolio
  U.S. Government Securities Portfolio    Western Asset Management U.S.
                                           Government Portfolio

                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                 Janus Capital Appreciation Portfolio
MANAGED ASSETS TRUST                      Legg Mason Managed Assets Portfolio

                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                    BlackRock Money Market Portfolio

FUND SUBSTITUTIONS
THE FOLLOWING NEW FUNDS WERE SUBSTITUTED FOR THE FORMER FUNDS.

              FORMER FUND                             NEW FUND
 -------------------------------------  -------------------------------------
 ALLIANCEBERNSTEIN VARIABLE PRODUCT     METROPOLITAN SERIES FUND, INC.
 SERIES FUND, INC.
   AllianceBernstein Large Cap Growth     T. Rowe Price Large Cap Growth
    Portfolio                              Portfolio

 DELAWARE VIP TRUST                     MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series               Neuberger Berman Real Estate
                                           Portfolio

 FRANKLIN TEMPLETON VARIABLE INSURANCE  MET INVESTORS SERIES TRUST
 PRODUCTS TRUST
   Mutual Shares Securities Fund          Lord Abbett Growth and Income
                                           Portfolio

                           FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2005. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2005, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES
                                                      MINIMUM MAXIMUM
                                                      ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)  0.16%   6.41%

FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                                   NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                   OPERATING
                                                                                                                    EXPENSES
                                                 DISTRIBUTION                                                      INCLUDING
                                                    AND/OR                          CONTRACTUAL FEE NET TOTAL         NET
                                                   SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL      EXPENSES OF
                                      MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
FUND                                     FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                  ---------- ------------ -------- ------------ --------------- ----------    ------------
Dreyfus Stock Index Fund -- Initial
  Shares /+/                             0.25%         --       0.02%      0.27%           --          0.27%

AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund
   -- Class 2*.......................    0.58%       0.25%      0.04%      0.87%           --          0.87%
 American Funds Growth Fund -- Class
   2*................................    0.33%       0.25%      0.02%      0.60%           --          0.60%
 American Funds Growth-Income Fund
   -- Class 2*.......................    0.28%       0.25%      0.01%      0.54%           --          0.54%

CREDIT SUISSE TRUST
 Credit Suisse Trust Emerging Markets
   Portfolio/+/......................    1.25%         --       0.44%      1.69%           --          1.69%

DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus Variable Investment Fund
   Appreciation Portfolio -- Initial
   Shares............................    0.75%         --       0.05%      0.80%           --          0.80%
 Dreyfus Variable Investment Fund
   Developing Leaders Portfolio --
   Initial Shares....................    0.75%         --       0.06%      0.81%           --          0.81%

DWS INVESTMENTS VIT FUNDS
 DWS Small Cap Index VIP --
   Class A...........................    0.35%         --       0.16%      0.51%           --          0.51%/(1)/

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth
   Securities Fund -- Class 2*/+/....    0.48%       0.25%      0.28%      1.01%         0.02%         0.99%/(2)/
 Templeton Developing Markets
   Securities Fund -- Class 2*.......    1.24%       0.25%      0.29%      1.78%           --          1.78%
 Templeton Foreign Securities Fund --
   Class 2*..........................    0.65%       0.25%      0.17%      1.07%         0.05%         1.02%/(3)/
 Templeton Growth Securities Fund --
   Class 1/+/........................    0.75%         --       0.07%      0.82%           --          0.82%

GOLDMAN SACHS VARIABLE INSURANCE
  TRUST
 Goldman Sachs Capital Growth
   Fund..............................    0.75%         --       0.15%      0.90%           --          0.90%

                                                                                                                     NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                     OPERATING
                                                                                                                      EXPENSES
                                                   DISTRIBUTION                                                      INCLUDING
                                                      AND/OR                          CONTRACTUAL FEE NET TOTAL         NET
                                                     SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL      EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING      UNDERLYING
FUND                                       FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**    PORTFOLIOS**
----                                    ---------- ------------ -------- ------------ --------------- ----------    ------------
JANUS ASPEN SERIES
 Global Technology Portfolio --
   Service Shares*/+/..................    0.64%       0.25%      0.09%      0.98%          --           0.98%
 Mid Cap Growth Portfolio -- Service
   Shares*.............................    0.64%       0.25%      0.03%      0.92%          --           0.92%
 Worldwide Growth Portfolio --
   Service Shares*/+/..................    0.60%       0.25%      0.01%      0.86%          --           0.86%/(4)/

LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap
   Portfolio*..........................    0.75%       0.25%      0.22%      1.22%          --           1.22%

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II
 Legg Mason Partners Variable Equity
   Index Portfolio -- Class I..........    0.31%         --       0.03%      0.34%          --           0.34%
 Legg Mason Partners Variable
   Fundamental Value Portfolio.........    0.75%         --       0.03%      0.78%          --           0.78%
 Legg Mason Partners Variable
   Portfolios III, Inc.................
 Legg Mason Partners Variable
   Aggressive Growth Portfolio/++/.....    0.75%         --       0.02%      0.77%          --           0.77%/(5)/
 Legg Mason Partners Variable High
   Income Portfolio/++/................    0.60%         --       0.06%      0.66%          --           0.66%
 Legg Mason Partners Variable
   International All Cap Growth
   Portfolio/+//++/....................    0.85%         --       0.15%      1.00%          --           1.00%/(5)/
 Legg Mason Partners Variable Large
   Cap Growth Portfolio/++/............    0.75%         --       0.04%      0.79%          --           0.79%/(5)/
 Legg Mason Partners Variable Large
   Cap Value Portfolio/+//++/..........    0.60%         --       0.05%      0.65%          --           0.65%

LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS IV
 Legg Mason Partners Variable Multiple
   Discipline Portfolio -- All Cap
   Growth and Value*...................    0.75%       0.25%      0.06%      1.06%          --           1.06%
 Legg Mason Partners Variable Multiple
   Discipline Portfolio -- Balanced All
   Cap Growth and Value*...............    0.75%       0.25%      0.06%      1.06%          --           1.06%

                                                                                                              NET TOTAL
                                                                                                                ANNUAL
                                                                                                              OPERATING
                                                                                                               EXPENSES
                                       DISTRIBUTION                                                           INCLUDING
                                          AND/OR                          CONTRACTUAL FEE   NET TOTAL            NET
                                         SERVICE             TOTAL ANNUAL     WAIVER          ANNUAL         EXPENSES OF
                            MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE    OPERATING         UNDERLYING
FUND                           FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES**       PORTFOLIOS**
----                        ---------- ------------ -------- ------------ --------------- ----------        ------------
MET INVESTORS SERIES TRUST
 Janus Capital Appreciation
   Portfolio -- Class A....    0.65%         --       0.09%      0.74%           --          0.74%/(15)/
 Legg Mason Partners
   Managed Assets
   Portfolio -- Class A....    0.50%         --       0.09%      0.59%           --          0.59%/(15)/
 Lord Abbett Bond
   Debenture Portfolio --
   Class A.................    0.51%         --       0.05%      0.56%           --          0.56%
 Lord Abbett Growth and
   Income Portfolio --
   Class B*................    0.50%       0.25%      0.04%      0.79%           --          0.79%/(16)/
 Met/AIM Capital
   Appreciation Portfolio
   -- Class A..............    0.76%         --       0.05%      0.81%           --          0.81%/(15)/
 Met/AIM Small Cap
   Growth Portfolio --
   Class A.................    0.90%         --       0.10%      1.00%           --          1.00%
 MFS(R) Value Portfolio --
   Class A.................    0.73%         --       0.24%      0.97%           --          0.97%/(15)/
 Neuberger Berman Real
   Estate Portfolio --
   Class A.................    0.67%         --       0.03%      0.70%           --          0.70%
 Pioneer Fund Portfolio --
   Class A.................    0.75%         --       0.28%      1.03%         0.03%         1.00%/(6)(15)/
 Pioneer Strategic Income
   Portfolio -- Class A....    0.73%         --       0.09%      0.82%           --          0.82%/(15)/

METROPOLITAN SERIES FUND,
  INC.
 BlackRock Aggressive
   Growth Portfolio --
   Class D*................    0.73%       0.10%      0.06%      0.89%           --          0.89%
 BlackRock Money Market
   Portfolio -- Class A....    0.35%         --       0.07%      0.42%         0.01%         0.41%/(7)/
 FI Large Cap Portfolio --
   Class A.................    0.80%         --       0.06%      0.86%           --          0.86%/(8)/
 FI Value Leaders Portfolio
   -- Class D*.............    0.66%       0.10%      0.07%      0.83%           --          0.83%
 MetLife Conservative
   Allocation Portfolio --
   Class B*................    0.10%       0.25%      0.95%      1.30%         0.95%         0.35%              0.98%/(9)(10)/
 MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*...    0.10%       0.25%      0.31%      0.66%         0.31%         0.35%              1.00%/(9)(10)/
 MetLife Moderate
   Allocation Portfolio --
   Class B*................    0.10%       0.25%      0.19%      0.54%         0.19%         0.35%              1.04%/(9)(10)/
 MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*...    0.10%       0.25%      0.24%      0.59%         0.24%         0.35%              1.06%/(9)(10)/

                                                                                                          NET TOTAL
                                                                                                            ANNUAL
                                                                                                          OPERATING
                                                                                                           EXPENSES
                                      DISTRIBUTION                                                        INCLUDING
                                         AND/OR                          CONTRACTUAL FEE NET TOTAL           NET
                                        SERVICE             TOTAL ANNUAL  WAIVER AND/OR    ANNUAL        EXPENSES OF
                           MANAGEMENT   (12B-1)     OTHER    OPERATING       EXPENSE     OPERATING        UNDERLYING
FUND                          FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES**      PORTFOLIOS**
----                       ---------- ------------ -------- ------------ --------------- ----------     ------------
 MetLife Aggressive
   Allocation Portfolio --
   Class B*...............    0.10%       0.25%      1.66%      2.01%         1.66%         0.35%           1.07%/(9)(10)/
 MFS Total Return
   Portfolio -- Class F*..    0.57%       0.20%      0.16%      0.93%           --          0.93%/(11)/
 T. Rowe Price Large Cap
   Growth Portfolio --
   Class B*...............    0.60%       0.25%      0.12%      0.97%           --          0.97%/(12)/
 Western Asset
   Management U.S.
   Government Portfolio
   -- Class A.............    0.54%         --       0.07%      0.61%           --          0.61%

PIMCO VARIABLE INSURANCE
  TRUST
 Real Return Portfolio --
   Administrative Class...    0.25%         --       0.41%      0.66%           --          0.66%/(13)/
 Total Return Portfolio --
   Administrative Class...    0.25%         --       0.40%      0.65%           --          0.65%

PIONEER VARIABLE CONTRACTS
  TRUST
 Pioneer Mid Cap Value
   VCT Portfolio -- Class
   II*....................    0.65%       0.25%      0.05%      0.95%           --          0.95%

PUTNAM VARIABLE TRUST
 Putnam VT Discovery
   Growth Fund -- Class
   IB*/+/.................    0.70%       0.25%      0.47%      1.42%           --          1.42%
 Putnam VT International
   Equity Fund -- Class
   IB*/+/.................    0.75%       0.25%      0.18%      1.18%           --          1.18%
 Putnam VT Small Cap
   Value Fund -- Class
   IB*....................    0.76%       0.25%      0.08%      1.09%           --          1.09%

THE MERGER FUND VL
 The Merger Fund VL.......    1.25%         --       5.16%      6.41%         5.01%         1.40%/(14)/

VAN KAMPEN LIFE
  INVESTMENT TRUST
 Comstock Portfolio Class
   II*....................    0.56%       0.25%      0.03%      0.84%           --          0.84%
 Emerging Growth
   Portfolio Class I/+/...    0.70%         --       0.07%      0.77%           --          0.77%

VANGUARD VARIABLE
  INSURANCE FUND
 Mid-Cap Index
   Portfolio..............    0.19%         --       0.05%      0.24%           --          0.24%
 Total Stock Market Index
   Portfolio..............    0.13%         --       0.03%      0.16%           --          0.16%

                                                                                                                  NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                  OPERATING
                                                                                                                   EXPENSES
                                                   DISTRIBUTION                                                   INCLUDING
                                                      AND/OR                          CONTRACTUAL FEE NET TOTAL      NET
                                                     SERVICE             TOTAL ANNUAL     WAIVER        ANNUAL   EXPENSES OF
                                        MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING   UNDERLYING
FUND                                       FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES** PORTFOLIOS**
----                                    ---------- ------------ -------- ------------ --------------- ---------- ------------
VARIABLE INSURANCE PRODUCTS FUND
 VIP Asset Manager SM Portfolio --
   Initial Class/+/....................    0.52%         --       0.12%      0.64%          --           0.64%
 VIP Contrafund(R) Portfolio -- Service
   Class*..............................    0.57%       0.10%      0.09%      0.76%          --           0.76%
 VIP Equity-Income Portfolio -- Initial
   Class/+/............................    0.47%         --       0.09%      0.56%          --           0.56%
 VIP Growth Portfolio -- Initial
   Class/+/............................    0.57%         --       0.10%      0.67%          --           0.67%
 VIP High Income Portfolio -- Initial
   Class/+/............................    0.57%         --       0.13%      0.70%          --           0.70%
 VIP Mid Cap Portfolio -- Service
   Class 2*............................    0.57%       0.25%      0.12%      0.94%          --           0.94%

--------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/+/ Closed to new investors.
/++/Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES
(1) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC). While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).
(4) Effective February 1, 2006, for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.
(5) The Management fees in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.
(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(9) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.
(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.
(14) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses.
(15) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(16) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

                       MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.

                            TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Dreyfus Variable Investment Fund Developing Leaders Portfolio, DWS Small Cap Index VIP Fund, Fidelity VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, and Templeton Growth Securities Fund--the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     . reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Policy owners and other persons with interest in the Policies should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and
(2) execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that some Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

    TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We do not currently enforce these restrictions but reserve our right to do so in the future. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

    TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer. We do not currently enforce these restrictions but reserve our right to do so in the future.

              Book 57                                May 1, 2006

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